Convertible Promissory Notes (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Estimated Future Principal Payments Due under Term Loan	Estimated future principal payments due under the Term Loan A are as follows:

Years Ending December 31,
Remainder of 2014	$—
2015	1,381
2016	2,936
2017	3,183

Total	$7,500